Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Shares	Additional paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2020	$ 24,135	$ 43,709,127	$ 2,386,119	$ (17,245,453)	$ (1,598,819)	$ 686,712	$ 27,961,821
Balance (in Shares) at Dec. 31, 2020	24,135,000
Net Loss				(8,375,345)		(489,876)	(8,865,221)
Common shares issued for conversion of debt	$ 1,746	2,184,254					2,186,000
Common shares issued for conversion of debt (in Shares)	1,745,147
Share-based compensation	$ 1,075	502,500					503,575
Share-based compensation (in Shares)	1,075,000
Foreign currency translation adjustment					278,759	19,306	298,065
Balance at Jun. 30, 2021	$ 26,956	46,395,881	2,386,119	(25,620,798)	(1,320,060)	216,142	22,084,240
Balance (in Shares) at Jun. 30, 2021	26,955,147
Balance at Dec. 31, 2021	$ 28,966	46,776,170	1,230,387	(33,347,984)	(1,135,386)	532,125	14,084,278
Balance (in Shares) at Dec. 31, 2021	28,965,034
Net Loss				(5,675,980)		(92,866)	(5,768,846)
Conversion of convertible debt	$ 1,068	1,679,932					1,681,000
Conversion of convertible debt (in Shares)	1,068,078
Issuance of common shares for acquisition of REIT Mingde	$ 2,580	(2,580)
Issuance of common shares for acquisition of REIT Mingde (in Shares)	2,580,000
Issuance of common shares for private placement	$ 5,970	3,576,030					3,582,000
Issuance of common shares for private placement (in Shares)	5,970,000
Issuance of common shares for services	$ 500	734,500					735,000
Issuance of common shares for services (in Shares)	500,000
Share-based compensation	$ 4,025	3,292,450					3,296,475
Share-based compensation (in Shares)	4,025,000
Appropriation to statutory reserve			32,738	(32,738)
Shareholders' contribution						847,107	847,107
Purchase of 30% noncontrolling interest in Xinyi REIT		(2,866,994)				86,691	(2,780,303)
Foreign currency translation adjustment					(793,308)	69,885	(723,423)
Balance at Jun. 30, 2022	$ 43,109	$ 53,189,508	$ 1,263,125	$ (39,056,702)	$ (1,928,694)	$ 1,442,942	$ 14,953,288
Balance (in Shares) at Jun. 30, 2022	43,108,112